Employees Benefits (Details 1) - Number	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
FAF [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumptions of discount rate	10.49%	9.54%
Actuarial assumption of inflation rate	3.50%	3.50%
Actuarial assumption of wage growth rate	4.60%	4.60%
Number of active participants	5,030	5,314
Number of beneficiary participants assisted	8,171	7,972
FAF [Member] | Schedule Of Mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality & disabled mortality	AT-2000 Basic, by gender	AT-2000 Basic, by gender
FAF [Member] | Schedule Of Disabled Mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality & disabled mortality	CSO-58	CSO-58
Plan II [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumptions of discount rate	10.44%	9.43%
Actuarial assumption of inflation rate	3.50%	3.50%
Number of active participants
Number of beneficiary participants assisted	51	51
Plan II [Member] | Schedule Of Mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality & disabled mortality	AT-2000 Basic, by gender	AT-2000 Basic, by gender
Plan II [Member] | Schedule Of Disabled Mortality [Member]
IfrsStatementLineItems [Line Items]
Schedule of mortality & disabled mortality	CSO-58	CSO-58